NET TRADING INCOME (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Net Trading Income [Line Items]
Net trading income	$ 948,716	$ 1,295,424	$ 761,911
Derivatives [member]
Disclosure Of Net Trading Income [Line Items]
Net income (loss) on financial derivatives	711,217	530,503	19,932
Other trading income	86,970	138,803	122,143
Net trading income	798,187	669,306	142,075
Trading securities [member]
Disclosure Of Net Trading Income [Line Items]
Fixed income securities	(110,035)	348,312	270,310
Equities	260,564	277,806	349,526
Net trading income	$ 150,529	$ 626,118	$ 619,836